Business combination_Details of Business combination (Details) ₩ in Millions	6 Months Ended
Jun. 30, 2018 KRW (₩)
Disclosure of detailed information about business combination [Abstract]
Name of acquiree	Vision Fund Cambodia
Description of acquiree	The Group changed its name to WB Finance Co., Ltd..
Date of acquisition	Jun. 21, 2018
Percentage of voting equity interests acquired	100.00%
Explanation of effect of changes in composition of entity during interim period	In order to expand Cambodia’s retail business, the Group had acquired 100% ownership of Vision Fund Cambodia on June, 2018. And The Group changed its name to WB Finance Co., Ltd..
Description of primary reasons for business combination	For expand Cambodia’s retail business
Description of how acquirer obtained control of acquiree	The Group had acquired 100% ownership.
Consideration transferred:
Cash and Cash equivalents	₩ 88,216
Identifiable assets and liabilities recognized
Cash and Cash equivalents	16,657
Financial assets at FVTOCI	17
Loans and other financial assets at amortized cost	205,451
Premises and equipment	1,630
Intangible assets	763
Current tax assets	173
Deferred tax assets	1,381
Other assets	1,510
Asset total	227,582
Deposits due to customers	54,615
Borrowings	120,644
Other financial liabilities	6,149
Current tax liabilities	640
Other liabilities	4,724
Liabilities total	186,772
Identifiable net fair value	40,810
Goodwill	₩ 47,406 [1]

[1]	Identifying the intangible assets and measuring the fair value of identifiable assets acquired are incomplete as the acquisition date was June 21, 2018. The amount of Goodwill could change due to the result of the measurement of the identifiable assets and liabilities.